SUPPLEMENT dated December 22, 2005

                              To the PROSPECTUS of

                Mellon Institutional Group of Fixed Income Funds:
                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                       Standish Mellon Enhanced Yield Fund
            (formerly Standish Mellon Short-Term Asset Reserve Fund)

                               Dated: May 1, 2005
        (as supplemented May 27, 2005, July 1, 2005 and October 1, 2005)

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The following information replaces certain information under the "The Investment
Adviser" section on page 15 in the above noted prospectus for the Opportunistic High Yield Fund only:

----------------------- ------------------------------ ---------------------------------------------
Fund                            Fund managers          Positions during past five years
----------------------- ------------------------------ ---------------------------------------------
High Yield Bond Fund    Jonathan M. Uhrig              Senior Vice President, Jonathan is a high
                                                       yield strategist, the head of high yield
                                                       trading and portfolio manager with the
                                                       firm's fixed income group.

                        John R. McNichols              Senior Vice President, John is the
                                                       Director of credit research and investment
                                                       and a portfolio manager with the firm's
                                                       fixed income group.

----------------------- ------------------------------ ---------------------------------------------

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE